BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Class A ordinary shares
Numerator:
Allocation of net income (loss)	$ 426,708	$ (285,869)	$ (492,936)	$ (49,644)	$ (821,655)
Denominator:
Basic weighted average ordinary shares outstanding (in shares)	28,407,000	28,407,000	16,473,466	28,407,000	19,687,130
Diluted weighted average ordinary shares outstanding (in shares)	28,407,000	28,407,000	16,473,466	28,407,000	19,687,130
Earnings per share, Basic	$ 0.02	$ (0.01)	$ (0.03)	$ 0	$ (0.04)
Earnings per share, Diluted	$ 0.02	$ (0.01)	$ (0.03)	$ 0	$ (0.04)
Class B ordinary shares
Numerator:
Allocation of net income (loss)	$ 103,271	$ (69,185)	$ (197,864)	$ (12,015)	$ (278,926)
Denominator:
Basic weighted average ordinary shares outstanding (in shares)	6,875,000	6,875,000	6,612,443	6,875,000	6,683,149
Diluted weighted average ordinary shares outstanding (in shares)	6,875,000	6,875,000	6,612,443	6,875,000	6,683,149
Earnings per share, Basic	$ 0.02	$ (0.01)	$ (0.03)	$ 0	$ (0.04)
Earnings per share, Diluted	$ 0.02	$ (0.01)	$ (0.03)	$ 0	$ (0.04)